INCOME TAXES (Schedule of Components of Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Deferred tax asset for NOL carryforwards	$ 10,440,000	$ 14,676,000
Share-based compensation	1,822,000	2,649,000
Valuation allowance	(12,262,000)	(17,325,000)
Total